CONDENSED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended	9 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (166,643)	$ (1,295,731)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor pursuant to note payable	8,867	8,867
Investment income on Trust Account	(28,653)
Changes in operating assets and liabilities:
Prepaid expenses	(25,063)	73,209
Accrued expenses	51,001	975,001
Accounts payable	3,001	(94,006)
Net cash used in operating activities	(157,490)	(371,750)
Cash Flows from Investing Activities
Cash deposited in Trust Account	(414,000,000)	(414,000,000)
Net cash used in investing activities	(414,000,000)	(414,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party	(125,206)	(125,206)
Proceeds received from initial public offering, gross	414,000,000	414,000,000
Proceeds received from private placement	10,280,000	10,280,000
Payment of offering costs	(8,354,225)	(8,354,225)
Net cash provided by financing activities	415,800,569	415,818,141
Net increase in cash	1,643,079	1,446,391
Cash - beginning of the period	0	0
Cash - ending of the period	1,643,079	1,446,391
Supplemental disclosure of noncash investing and financing activities:
Offering costs issued in exchange of Class B ordinary shares to Sponsor	25,000	25,000
Offering costs included in accrued expenses	166,144	166,144
Offering costs included in accounts payable	429,437	429,437
Offering costs included in note payable	116,339	116,339
Prepaid expenses included in accounts payable	440,000	440,000
Deferred underwriting commissions in connection with the initial public offering	14,490,000	14,490,000
Deferred legal fees	947,087	947,087
Class A ordinary shares subject to possible redemption at $10.00 per share	$ 394,610,120	$ (1,231,450)